Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-41276
Entity Registrant Name	SKYX PLATFORMS CORP.
Entity Central Index Key	0001598981
Entity Tax Identification Number	46-3645414
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2855 W. McNab Road
Entity Address, City or Town	Pompano Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33069
City Area Code	(855)
Local Phone Number	759-7584
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	SKYX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false